Schedule of Investments (unaudited) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		123,933	$99,146

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(b)		309,827,230	3,098

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(b)		887	5,145

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		114,650	206,370

Metals & Mining — 0.0%
Preferred Proppants LLC(b)		12,198	732

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(a)		2,027	48,770

Semiconductors & Semiconductor Equipment(a) — 0.0%
Maxeon Solar Technologies Ltd.		232	7,322
SunPower Corp.		1,860	62,217

			69,539
Software — 0.0%
Avaya Holdings Corp.(a)		66	1,850

Specialty Retail — 0.1%
NMG Parent LLC		3,613	254,716

Total Common Stocks — 0.1% (Cost: $7,996,110)			689,366

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.1%
TransDigm, Inc., 8.00%, 12/15/25(c)	USD	318	347,065

Airlines — 1.6%
Allegiant Travel Co., 8.50%, 02/05/24(c)		1,195	1,290,600
American Airlines, Inc., 11.75%, 07/15/25(c)		432	534,380
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(c)		563	585,909
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)		2,453	2,689,101
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27		2,336	2,590,046

			7,690,036

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)		496	530,571

Automobiles — 0.9%
AutoNation, Inc., 4.75%, 06/01/30		141	162,582
Ford Motor Co., 8.50%, 04/21/23		2,029	2,262,335
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		209	225,720
General Motors Co., 6.13%, 10/01/25		661	777,275
General Motors Financial Co., Inc., 2.75%, 06/20/25		925	965,610
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		170	168,938

			4,562,460

Security	Par (000)		Value

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)	USD	410	$418,200

Building Materials(c) — 0.4%
SRM Escrow Issuer LLC, 6.00%, 11/01/28		1,839	1,927,272
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		118	123,162

			2,050,434

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		51	57,390

Construction Materials(c) — 0.4%
Core & Main LP, 6.13%, 08/15/25		227	232,979
Wolverine Escrow LLC, 9.00%, 11/15/26		1,539	1,537,538

			1,770,517

Consumer Finance — 0.1%
PayPal Holdings, Inc., 1.65%, 06/01/25		424	431,803

Containers & Packaging — 0.0%
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		117	124,459

Diversified Telecommunication Services(c) — 0.4%
Zayo Group Holdings, Inc.
4.00%, 03/01/27		1,969	1,934,543
6.13%, 03/01/28		281	288,376

			2,222,919

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(c)		144	146,520
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(b)(d)
11.50%, 10/01/20(c)		1,061	—
11.50%, 11/10/21		1,710	—

			146,520

Energy Equipment & Services(b)(c)(e) — 0.1%
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		358	358,043
(5.00% PIK), 5.00%, 11/15/25		254	253,717

			611,760

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(c)		138	145,549

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc., Series EE, 5.75%, 05/01/25		376	431,457

Internet Software & Services(c) — 0.2%
Expedia Group, Inc.
3.60%, 12/15/23		462	491,731
6.25%, 05/01/25		337	389,812
TripAdvisor, Inc., 7.00%, 07/15/25		77	83,276

			964,819

IT Services(c) — 0.1%
Castle US Holding Corp., 9.50%, 02/15/28		647	659,940
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		76	80,275

			740,215

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 0.2%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(e)	USD	905	$984,187

Media(c) — 0.3%
Liberty Broadband Corp., 2.75%, 09/30/50		513	518,341
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)		179	179,054
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	579,446
Univision Communications, Inc., 6.63%, 06/01/27		227	242,419

			1,519,260

Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 8.50%, 10/30/25(c)		284	301,908

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		834	901,763

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
4.70%, 04/15/25		1,771	1,996,146
3.15%, 11/15/25		660	703,450
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)		75	78,657

			2,778,253

Software(c) — 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26		293	304,260
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24 .		666	688,045

			992,305

Wireless Telecommunication Services — 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		408	421,658

Total Corporate Bonds — 6.3% (Cost: $28,954,649)			31,145,508

Floating Rate Loan Interests(d)

Aerospace & Defense — 3.7%
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 10/30/26		720	717,449
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		977	944,992
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		1,817	1,757,686
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		776	714,067
Peraton Holding Corp.(f)
2nd Lien Term Loan B1, 02/23/29(b)		2,265	2,298,975
Delayed Draw Term Loan B, 5.89%, 02/01/28		4,401	4,397,339
Term Loan B, 02/01/28		2,501	2,498,620
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		1,002	1,005,415
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		3,772	3,690,429

			18,024,972

Security	Par (000)		Value

Air Freight & Logistics — 0.7%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	USD	3,463	$3,355,618

Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 04/20/28(f)		1,276	1,305,909
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 01/29/27		389	353,790
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/23		1,967	1,877,018
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.11%, 04/28/23		1,234	1,174,665
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		749	765,674
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		2,394	2,541,015

			8,018,071

Auto Components — 2.8%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		4,909	4,850,272
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28		2,525	2,516,945
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 05/16/24		3,799	3,753,678
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.45%, 12/02/26		217	215,504
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 02/05/26		2,619	2,584,513

			13,920,912

Automobiles — 0.7%
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25		2,231	2,220,705
2020 Add-On Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/20/25		1,344	1,341,120

			3,561,825

Building Materials — 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 07/12/26		2,370	2,362,096
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25(b)		183	183,081

			2,545,177

Building Products — 1.9%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		2,479	2,460,804
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,735	1,732,635
LSF10 XL Bidco SCA, EUR Term Loan B3, (3 mo. LIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000	1,169,897

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD 536	$537,334
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23	3,218	3,208,404

		9,109,074

Capital Markets — 2.2%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	5,858	5,856,797
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27	1,428	1,423,663
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.61%, 06/27/25	830	823,850
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/12/24	1,406	1,397,614
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26	1,150	1,138,824

		10,640,748

Chemicals — 4.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26	2,559	2,590,644
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28	3,497	3,483,886
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.95%, 06/01/24	1,854	1,844,255
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/05/24	1,160	1,134,471
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24	1,242	1,241,367
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27	2,493	2,479,481
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25	771	762,086
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26	861	853,563
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 02/09/26(f)	1,288	1,283,170
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.70%, 03/01/26	2,789	2,763,925
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(b)	431	430,317
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24	1,733	1,702,893
NIC Acquisition Corp., Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27	741	740,385
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.63%, 10/14/24	2,582	2,538,851
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 10/01/25	206	202,542

		24,051,836

Security	Par (000)	Value

Commercial Services & Supplies — 4.3%
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 03/11/25	USD 155	$152,891
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/23	2,124	2,117,120
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/24	1,147	1,142,352
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26	800	794,012
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.36%, 01/31/28	921	937,117
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26	1,985	1,961,539
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25	2,584	2,584,886
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24	2,067	2,055,035
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25	568	564,390
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23	432	382,449
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26	993	971,532
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28	1,770	1,748,618
Prime Security Services Borrower LLC, 2021 Term Loan, (12 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26	1,962	1,952,886
Verscend Holding Corp.
2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25	2,677	2,673,976
2021 Term Loan B, 4.20%, 08/27/25(f)	839	838,044

		20,876,847

Communications Equipment — 0.2%
Avantor Funding, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24	884	884,000

Construction & Engineering — 1.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24	4,077	4,009,321
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.13%, 01/21/28	1,090	1,085,229
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25	444	442,820
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25	2,927	2,885,567

		8,422,937

Construction Materials — 1.6%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24	2,474	2,462,860
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/29/25	2,423	2,386,185
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25	1,218	1,215,749

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23	USD 1,153	$1,153,029
Tamko Building Products, Inc., Term Loan B, 05/29/26(f)	880	877,043

		8,094,866

Containers & Packaging — 2.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24	2,411	2,356,633
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27	3,961	3,966,582
Flex Acquisition Co., Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/02/28	2,056	2,027,766
Pregis TopCo Corp.
1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 08/01/26	626	620,951
2020 Incremental Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 08/01/26(b)	291	291,000
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27	822	821,700

		10,084,632

Distributors — 1.3%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/27	2,847	2,821,718
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (2 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(b)	943	934,031
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/30/24	3,112	2,743,480

		6,499,229

Diversified Consumer Services — 2.5%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27	550	543,890
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24	1,560	1,552,063
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24	1,022	1,021,231
Bright Horizons Family Solutions, LLC, 2017 Term Loan B, (PRIME + 0.75%), 4.00%, 11/07/23	1,861	1,844,974
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 07/11/25	2,590	2,547,595
Midas Intermediate Holdco II, LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 12/22/25	1,682	1,722,292
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/24	1,142	1,130,858

Security	Par (000)	Value

Diversified Consumer Services (continued)
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/28/27	USD 770	$771,925
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23	473	477,727
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23	742	706,420

		12,318,975

Diversified Financial Services — 8.4%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26	1,412	1,409,850
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/14/27(b)	859	858,690
AlixPartners LLP, 2021 USD Term Loan B, 3.50%, 02/04/28(f)	3,436	3,421,191
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 11/18/24	614	618,931
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27	1,251	1,247,738
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28	670	684,238
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	3,680	3,672,125
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25	921	904,640
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(b)	1,266	1,254,922
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24	1,703	1,662,818
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, 12/18/27(f)	213	212,111
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	959	954,500
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 11/02/27	1,023	1,024,350
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	6,813	6,789,489
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28	938	934,483
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.71%, 01/23/25	676	642,189
SpA Holdings 3 Oy, USD Term Loan B, 5.89%, 03/11/28(b)(f)	1,193	1,190,017
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.45%, 07/30/25	512	487,215
Therma Intermediate LLC, 2020 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/16/27	705	704,601

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25	USD 7,296	$7,302,016
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27	3,467	3,451,529
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.61%, 04/30/28	1,617	1,599,359

		41,027,002

Diversified Telecommunication Services — 3.1%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27	577	575,114
Consolidated Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/02/27	807	807,119
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21	1,542	1,535,570
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25	1,241	1,236,631
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24	2,258	2,252,822
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23	395	400,925
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22	137	138,213
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 11/04/26	1,752	1,755,108
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27	1,931	1,904,297
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24	2,304	2,298,150
TDC A/S, EUR Term Loan, (6 mo. EURIBOR + 3.00%), 3.00%, 06/11/25	EUR 819	957,386
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. LIBOR + 3.25%), 3.30%, 01/15/27	GBP 1,000	1,359,175

		15,220,510

Electric Utilities — 1.1%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/15/27	USD 1,358	1,358,168
Triton Water Holdings, Inc, Term Loan, 03/18/28(f)	4,048	4,029,015

		5,387,183

Electrical Equipment — 0.5%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27	2,462	2,453,668

Electronic Equipment, Instruments & Components — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 02/12/25	719	718,657

Energy Equipment & Services — 0.1%
Dell International LLC, 2021 Term Loan B, 09/19/25	583	582,149

Security	Par (000)	Value

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(b)	USD 1,985	$2,034,651

Environmental, Maintenance, & Security Service — 0.9%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 09/07/27	2,003	1,996,365
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27	2,464	2,459,649

		4,456,014

Equity Real Estate Investment Trusts (REITs) — 0.6%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.00%, 05/11/24	729	719,925
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 12/20/24	2,490	2,459,487

		3,179,412

Food & Staples Retailing — 1.1%
H Food Holdings LLC, 2018 Incremental Term Loan B2, (1 mo. LIBOR + 4.00%), 4.11%, 05/23/25	947	942,028
Hearthside Food Solutions LLC
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.80%, 05/23/25	838	829,128
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25	166	166,165
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 06/27/23	2,619	2,581,558
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/13/26	645	631,775

		5,150,654

Food Products — 2.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 10/01/25	1,091	1,088,899
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.61%, 10/10/26	415	414,370
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27	3,117	3,112,659
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.86%, 01/29/28	403	407,334
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.36%, 01/29/27	4,254	4,193,046
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 05/01/26	515	511,310
Pathway Vet Alliance LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 03/31/27	581	576,466
Reynolds Group Holdings Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.36%, 02/05/26	409	403,803
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/23	1,912	1,902,728
Sovos Brands Intermediate, Inc., 2018 Term Loan, (3 mo. LIBOR + 4.75%), 4.98%, 11/20/25(b)	753	751,265
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/20/28	601	600,115

		13,961,995

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27	USD	2,080		$2,078,747
Ortho-Clinical Diagnostics SA 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		2,084		2,078,884
EUR Term Loan B, (3 mo. LIBOR + 3.50%), 3.50%, 06/30/25	EUR	992		1,162,939

				5,320,570

Health Care Providers & Services — 3.8%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25	USD	800		800,647
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(b)		1,346		1,347,682
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		1,890		1,882,550
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		961		960,442
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		1,950		1,677,926
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.36%, 02/18/28		1,260		1,207,496
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		1,699		1,679,601
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.75%, 03/05/26		1,063		1,006,521
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		4,299		4,280,279
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 1.86%, 03/18/26		—	(g)	441
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		1,182		1,174,926
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		53		52,489
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		2,539		2,529,479

				18,600,479

Health Care Services — 1.1%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26		2,080		2,059,985
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27(b)		1,435		1,435,402
WP CityMD Bidco LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		1,788		1,788,835

				5,284,222

Health Care Technology — 1.9%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		369		369,306
Change Healthcare Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		1,457		1,454,877

Security	Par (000)		Value

Health Care Technology (continued)
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 10/10/25	USD	2,886	$2,873,840
Press Ganey Holdings, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.00%, 07/25/26		976	978,411
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 03/07/24		499	496,485
Verscend Holdings Corp., 2nd Lien Term Loan, 5.89%, 02/01/29(b)(f)		3,092	3,138,380

			9,311,299

Hotels, Restaurants & Leisure — 8.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 11/19/26		2,474	2,426,814
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(b)		430	416,879
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		1,002	1,005,142
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.33%, 09/15/23		1,137	1,133,840
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		2,775	2,731,726
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		3,649	3,653,502
CCM Merger, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25		727	727,804
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (3 mo. LIBOR + 2.00%), 2.12%, 03/10/28(b)		787	782,081
ECL Entertainment, LLC, Term Loan, 5.89%, 03/31/28(b)(f)		581	581,000
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		4,072	3,792,845
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 11/30/23		1,345	1,340,507
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 3.70%, 12/01/23		149	146,393
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		2,517	2,474,612
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)		177	200,843
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(b)		600	608,985
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		4,869	4,847,039
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		2,292	2,271,110
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		1,294	1,267,636
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		882	882,810

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 2.50%, 02/08/27	USD	2,087	$2,051,178
Tackle Sarl, 2017 EUR Term Loan, (3 mo. LIBOR + 3.50%), 3.50%, 08/08/22	EUR	975	1,136,177
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.20%, 05/29/26	USD	2,225	1,803,745
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor), 2.50%, 02/28/25		1,157	1,158,186
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/02/26		986	979,379
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 05/30/25		549	542,833
Zaxby’s Operating Company LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/28/27		1,572	1,569,249
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 12/28/28		636	642,360

			41,174,675

Household Durables — 0.6%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/04/27		1,522	1,513,745
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		1,198	1,196,500

			2,710,245

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		543	541,306

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/25		510	503,303
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		715	706,836
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.11%, 04/06/26		1,531	1,512,765

			2,722,904

Industrial Conglomerates — 2.7%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/03/25		3,791	3,343,818
2020 Term Loan B3, (PIK + 10.00%), 10.00%, 10/15/26		1,124	1,304,071
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,315	1,318,360
Vertical Midco GmbH, USD Term Loan B, (6 mo. LIBOR + 4.25%), 4.48%, 07/31/27		1,929	1,932,211
Vertiv Group Corporation, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/02/27		5,582	5,529,722

			13,428,182

Insurance — 4.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		2,937	2,898,218
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		1,032	1,017,295

Security		Par (000)	Value

Insurance (continued)
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28	USD	3,123	$3,097,812
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		682	681,939
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		1,429	1,412,083
Hub International Limited, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		876	874,486
HUB International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.97%, 04/25/25		3,409	3,358,615
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		1,657	1,653,908
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		1,968	1,940,230
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		1,219	1,210,909
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,694	1,695,569

			19,841,064

Interactive Media & Services — 3.4%
Adevinta ASA, USD Term Loan B, 04/20/28(f)		2,513	2,511,333
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		2,406	2,386,722
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		3,393	3,389,105
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (3 mo. LIBOR + 2.00%), 2.11%, 08/10/27		1,940	1,927,803
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		6,459	6,555,885

			16,770,848

Internet & Direct Marketing Retail — 0.6%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		2,722	2,714,351

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/25/27		2,122	2,110,998

IT Services — 6.7%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		1,440	1,443,600
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		779	777,053
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		2,078	2,067,778
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/31/26		3,676	3,644,473
Celestial -Saturn Parent INC, 2nd Lien Term Loan, 5.89%, 03/22/29(f)		1,269	1,256,310
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		5,629	5,624,766
GreenSky Holdings, LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(b)		1,563	1,547,556

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25	USD	975	$830,125
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		3,220	3,103,003
Rackspace Hosting, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/09/28		1,110	1,098,853
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28(b)		4,215	4,330,912
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		978	974,192
Trans Union, LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.86%, 11/16/26		1,963	1,948,411
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/11/28		1,062	1,062,669
WEX Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.36%, 05/15/26		2,179	2,174,472
WEX, Inc., 2021 Term Loan, 03/18/28(f)		990	986,287

			32,870,460

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		997	962,533

Life Sciences Tools & Services — 2.1%
eResearchTechnology, Inc.
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,686	2,687,343
2021 Incremental Term Loan, 5.50%, 02/04/27(f) .		1,786	1,786,839
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(b)		1,246	1,252,190
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28		4,457	4,430,748

			10,157,120

Machinery — 1.8%
Columbus McKinnon Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24		131	130,367
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 08/05/24		1,258	1,255,844
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 02/28/27		2,264	2,232,998
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		5,575	5,453,537

			9,072,746

Media — 14.6%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		3,655	3,356,564
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		1,104	1,080,383
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.95%, 01/31/26		1,584	1,550,509
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		3,528	3,515,543
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25		3,395	3,385,795

Security		Par (000)	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26	USD	6,543	$6,276,171
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		9,085	9,046,956
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.36%, 07/17/25		2,164	2,131,707
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		2,128	2,100,005
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		1,034	1,029,722
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/24/25		1,350	1,327,437
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		2,576	2,506,891
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 1.84%, 02/15/24		180	179,721
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		3,534	3,491,867
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		2,582	2,579,774
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		1,021	1,026,105
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 08/15/26		729	725,384
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.62%, 09/19/26		1,344	1,332,907
Playtika Holding Corp., 2021 Term Loan, 03/11/28(f)		1,239	1,231,256
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		2,444	2,441,289
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.36%, 01/03/24		160	158,934
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		3,135	3,104,140
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)		4,102	4,081,226
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(f)		2,365	2,358,804
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.61%, 01/31/28		988	978,560
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.94%, 05/18/25.		1,985	1,873,568
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28		669	665,659
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		8,459	8,384,752

			71,921,629

Metals & Mining — 0.4%
Ball Metalpack, LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.69%, 07/31/25		1,768	1,756,561

Multi-line Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		950	944,214

Oil, Gas & Consumable Fuels — 0.6%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 12/13/25		1,473	1,453,005
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		781	767,326

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Company B.V., 2020 Take Back Term Loan, (PIK + 3.00%), 3.00%, 06/30/25	USD	286	$154,968
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(b)		40	31,792
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28(b)		649	651,434

			3,058,525

Personal Products — 1.5%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		7,329	7,328,103

Pharmaceuticals — 2.8%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		1,955	1,916,657
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		2,050	2,049,126
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.87%, 08/01/27		1,060	1,045,707
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27		1,698	1,678,538
Precision Medicine Group LLC, 2021 Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%), 0.00%, 11/18/27		25	24,717
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, , 0.75% Floor), 3.75%, 11/18/27		2,394	2,374,356
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		4,871	4,852,321

			13,941,422

Professional Services — 1.6%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		7,814	7,764,814

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 04/18/24		2,064	2,036,009
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 08/21/25		1,475	1,439,760
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/08/25		76	74,493

			3,550,262

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 09/25/25		247	246,400
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.71%, 08/04/25(b)		1,233	1,134,880

			1,381,280

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/19/26	USD	482	$481,191

Software — 19.1%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24		3,875	3,857,600
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 5.70%, 09/19/25		712	715,560
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		3,590	3,584,353
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		870	884,137
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		2,405	2,402,727
Cloudera, Inc., Term Loan B, 12/22/27(b)(f)		984	981,540
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 04/22/27		646	646,222
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,881	1,878,307
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		1,154	1,094,358
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		510	488,775
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		2,141	2,207,906
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		2,445	2,434,104
First Advantage Holdings LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/31/27		1,645	1,631,735
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		2,575	2,554,091
Informatica LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		8,683	8,609,391
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		1,473	1,472,500
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26		873	871,524
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		3,283	3,227,270
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		1,222	1,217,059
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/01/24		2,072	2,073,144
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		1,472	1,470,160
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(b)		1,078	1,079,347

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28	USD	930	$925,350
Term Loan, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 12/17/27		2,610	2,605,652
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		1,539	1,533,371
RealPage, Inc(f)
Second Lien Term Loan, 5.89%, 03/31/26(b)		2,965	3,039,281
Term Loan, 5.89%, 02/17/28		6,170	6,138,452
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		686	667,903
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		1,114	1,124,659
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25		3,904	3,851,611
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 02/05/24		1,017	996,922
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23.		1,232	1,223,632
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		5,157	5,150,629
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		6,902	6,896,068
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		2,919	2,947,275
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27.		1,992	2,036,820
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26		3,667	3,666,551
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26		5,798	5,788,179

			93,974,165

Specialty Retail — 4.1%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.45%, 11/13/25		443	440,040
2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.46%, 10/30/26		882	875,224
USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 11/07/24		2,313	2,308,402
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (3 mo. LIBOR + 4.25%), 4.31%, 06/21/25	GBP	1,000	1,370,300
EG Group Limited, 2021 Term Loan, 5.89%, 03/10/26(f)	USD	574	567,542
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 06/28/26(b)		481	477,490
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.25%, 08/31/26		347	344,223
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.36%, 08/31/26		1,385	1,372,656

Security	Par (000)		Value

Specialty Retail (continued)
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28	USD	5,922	$5,908,379
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		2,188	2,162,485
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		3,288	3,300,002
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		555	552,225
WOOF Holdings, Inc., 2nd Lien Term Loan, (12 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		560	567,700

			20,246,668

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.11%, 07/23/26		1,387	1,301,358
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/29/23		732	730,729

			2,032,087

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		3,006	3,001,871

Trading Companies & Distributors — 0.5%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		563	557,912
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		975	964,723
ION Trading Finance Limited, 2021 Term Loan, 03/25/28(f)		684	683,145

			2,205,780

Wireless Telecommunication Services — 1.4%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25		3,404	3,361,221
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		3,615	3,612,410

			6,973,631

Total Floating Rate Loan Interests — 140.2% (Cost: $686,970,770)			688,737,819

		Shares

Investment Companies

Fixed Income Funds — 3.3%
Invesco Senior Loan ETF		218,000	4,824,340

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Fixed Income Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(h)	96,000	$8,369,280
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)	24,000	3,121,200

		16,314,820

Total Investment Companies — 3.3% (Cost: $15,559,072)		16,314,820

	Benefical Interest (000)

Other Interests

IT Services(b) — 0.0%
Millennium Corp	USD 1,607	—
Millennium Lender Claims	1,508	—

Total Other Interests — 0.0% (Cost: $ — )		—

	Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(a)	999	4,546

Total Warrants — 0.0% (Cost: $ — )		4,546

Total Investments — 149.9% (Cost: $739,480,601)		736,892,059

Liabilities in Excess of Other Assets — (49.9)%		(245,464,849)

Net Assets — 100.0%		$491,427,210

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Amount is less than 500.
(h)	Affiliate of the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ High Yield Corporate Bond ETF	$8,380,800	$—	$—	$—	$(11,520)	$8,369,280	96,000	$60,008	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,315,120	—	—	—	(193,920)	3,121,200	24,000	12,875	—

				$—	$(205,440)	$11,490,480		$72,883	$—

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,492,770	EUR	3,763,000	State Street Bank and Trust Co.	06/16/21	$73,293
USD	2,678,655	GBP	1,917,000	Westpac Banking Corp.	06/16/21	35,312

						$108,605

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$99,146	$—	$—	$99,146
Diversified Financial Services	—	—	3,098	3,098
Energy Equipment & Services	—	—	5,145	5,145
Media	206,370	—	—	206,370
Metals & Mining	—	—	732	732
Oil, Gas & Consumable Fuels	48,770	—	—	48,770
Semiconductors & Semiconductor Equipment	69,539	—	—	69,539
Software	1,850	—	—	1,850
Specialty Retail	—	254,716	—	254,716
Corporate Bonds	—	30,533,748	611,760	31,145,508
Floating Rate Loan Interests	—	651,391,970	37,345,849	688,737,819
Investment Companies	16,314,820	—	—	16,314,820
Other Interests	—	—	—	—
Warrants	—	4,546	—	4,546
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2,169)	—	(2,169)

	$16,740,495	$682,182,811	$37,966,584	$736,889,890

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts.	$—	$108,605	$—	$108,605

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Total
Assets
Opening balance, as of December 31, 2020	$55,840	$425,578	$31,919,645	$—	(a)	$32,401,063
Transfers into Level 3	—	—	4,238,139	—		4,238,139
Transfers out of Level 3(b)	—	—	(10,315,721)	—		(10,315,721)
Accrued discounts/premiums	—	6,074	13,073	—		19,147
Net realized gain (loss)	—	—	40,469	—		40,469
Net change in unrealized appreciation (depreciation)(c)	(46,865)	182,206	487,540	—		622,881
Purchases	—	4,920	14,470,247	—		14,475,167
Sales	—	(7,018)	(3,507,543)	—		(3,514,561)

Closing balance, as of March 31, 2021	$8,975	$611,760	$37,345,849	$—	(a)	$37,966,584

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(c)	$(46,865)	$182,206	$526,359	$—		$661,700

(a)	Rounds to less than $1.
(b)

As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

SCHEDULE OF INVESTMENTS	13